Annual Operating Expenses {- Real Estate Portfolio} - 02.28 VIP Real Estate Portfolio Initial, Service, Service 2 PRO-08 - Real Estate Portfolio	Apr. 30, 2021
VIP Real Estate Portfolio-Initial VIP
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.13%
Total annual operating expenses	0.66%
VIP Real Estate Portfolio-Service VIP
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.13%
Total annual operating expenses	0.76%
VIP Real Estate Portfolio-Service 2 VIP
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.13%
Total annual operating expenses	0.91%